Restatement of Previously Issued Financial Statements (Details) - Schedule of condensed financial statements - USD ($)	3 Months Ended												6 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2020		Jun. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2020	Dec. 31, 2019
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities
Ordinary shares subject to possible redemption																					2,672,183	108,547,510
Ordinary shares	$ 2,403,530		$ 2,303,569		$ 2,181,800		$ 3,029,489		$ 3,566,068		$ 4,123,281		$ 2,303,569		$ 3,566,068		$ 2,403,530		$ 3,029,489		2,553,378	2,567,939
Retained earnings	2,596,476		2,696,440		2,818,209		1,970,519		1,433,935		876,720		2,696,440		1,433,935		2,596,476		1,970,519		2,446,631	2,432,069
Total shareholders’ equity	$ 5,000,006		$ 5,000,009		$ 5,000,009		$ 5,000,008		$ 5,000,003		$ 5,000,001		$ 5,000,009		$ 5,000,003		$ 5,000,006		$ 5,000,008		5,000,009	5,000,008
Change in fair value of warrant liabilities
Net income																					14,562	2,090,361
Change in fair value of warrant liabilities
Income attributable to ordinary shares subject to possible redemption																					(97,280)	(2,345,916)
Adjusted net loss																					$ (82,718)	$ (255,555)
Basic and diluted weighted average shares outstanding (in Shares)	4,339,562	[1]	4,324,988	[2]	4,212,191	[3]	4,104,181	[4]	4,104,181	[5]	4,086,448	[6]	4,268,590	[2]	4,091,485	[5]	4,292,420	[1]	4,095,763	[4]	4,307,454	4,097,705
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.02)		$ (0.03)		$ (0.02)		$ (0.01)		$ (0.02)		$ (0.02)		$ 0.04		$ (0.04)		$ 0.01		$ (0.05)		$ (0.02)	$ (0.06)
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities																					$ 522,579	$ 533,319
Ordinary shares subject to possible redemption																					(522,576)	(533,321)
Ordinary shares	$ (170,469)		$ (154,739)		$ (148,678)		$ (117,263)		$ (96,895)		$ (80,246)		$ (154,739)		$ (96,895)		$ (170,469)		$ (117,263)		(142,996)	(132,251)
Retained earnings	170,467		154,733		148,671		117,263		96,900		80,251		154,733		96,900		170,467		117,263		142,993	132,253
Total shareholders’ equity	$ (2)		$ (6)		$ (7)				$ 5		$ 5		$ (6)		$ 5		$ (2)				(3)	2
Change in fair value of warrant liabilities																					10,740	77,859
Net income																					10,740	77,859
Change in fair value of warrant liabilities																					(10,740)	(77,859)
Income attributable to ordinary shares subject to possible redemption																					19,019	11,318
Adjusted net loss																					$ 29,759	$ 89,177
Basic and diluted weighted average shares outstanding (in Shares)	48,192	[1]	49,181	[2]	51,479	[3]	55,972	[4]	50,238	[5]	60,874	[6]	50,330	[2]	59,405	[5]	48,465	[1]	57,758	[4]	48,740	45,751
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)	$ 0.00		$ 0.00				$ 0.01		$ 0.01				$ 0.01		$ 0.01		$ 0.02		$ 0.02		$ 0.01	$ 0.02
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities																					$ 52,579	$ 533,319
Ordinary shares subject to possible redemption																					2,149,607	108,014,189
Ordinary shares																					2,410,382	2,435,688
Retained earnings																					2,589,624	2,564,322
Total shareholders’ equity																					5,000,006	5,000,010
Change in fair value of warrant liabilities																					10,740	77,859
Net income																					25,302	2,168,220
Change in fair value of warrant liabilities																					(10,740)	(77,859)
Income attributable to ordinary shares subject to possible redemption																					(78,261)	(2,334,598)
Adjusted net loss																					$ (52,959)	$ (166,378)
Basic and diluted weighted average shares outstanding (in Shares)																					4,356,194	4,143,456
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)																					$ (0.01)	$ (0.04)

[1]	Excludes an aggregate of up to 264,008 and 217,866 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at September 30, 2020.
[2]	Excludes an aggregate of up to 276,676 and 228,484 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at June 30, 2020.
[3]	Excludes an aggregate of up to 10,364,762 and 10,315,581 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at March 31, 2020.
[4]	Excludes an aggregate of up to 10,586,284 and 10,532,581 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at September 30, 2019.
[5]	Excludes an aggregate of up to 10,585,569 and 10,529,597 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at June 30, 2019.
[6]	Excludes an aggregate of up to 10,593,284 and 10,535,331 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at March 31, 2019.